Average Annual Total Returns	12 Months Ended
Dec. 31, 2012
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.31%
Five Years	4.08%
Ten Years	10.58%
Inception Date	Dec. 21, 1987
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.48%
Five Years	4.24%
Ten Years	10.73%
Inception Date	Nov. 13, 2000
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.50%
Five Years	4.28%
Ten Years	10.78%
Inception Date	Jul. 07, 1997
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.48%
Five Years	4.24%
Ten Years	10.74%
Inception Date	Dec. 27, 2001
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.48%
Five Years	4.24%
Since Inception	5.53%
Inception Date	Sep. 01, 2006
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.52%
Since Inception	5.35%
Inception Date	Jan. 14, 2011
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.89%
Five Years	3.17%
Ten Years	7.36%
Inception Date	Nov. 02, 1992
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.01%
Five Years	3.31%
Ten Years	7.49%
Inception Date	Nov. 13, 2000
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Five Years	3.35%
Ten Years	7.53%
Inception Date	May 14, 1998
Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.03%
Five Years	3.31%
Since Inception	5.13%
Inception Date	Jan. 26, 2004
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.01%
Five Years	3.31%
Since Inception	3.41%
Inception Date	Jun. 04, 2007
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.94%
Five Years	1.77%
Since Inception	5.05%
Inception Date	Jan. 30, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.11%
Five Years	1.94%
Since Inception	4.97%
Inception Date	Jun. 30, 2005
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.09%
Five Years	1.91%
Since Inception	5.05%
Inception Date	Jan. 27, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.07%
Five Years	1.91%
Since Inception	2.14%
Inception Date	Aug. 30, 2007
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.06%
Five Years	1.90%
Since Inception	5.14%
Inception Date	Feb. 02, 2004
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.81%
Five Years	1.61%
Since Inception	5.31%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.94%
Five Years	1.76%
Since Inception	5.19%
Inception Date	Aug. 17, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.96%
Since Inception	15.18%
Inception Date	Sep. 27, 2011
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.80%
Five Years	3.01%
Ten Years	9.90%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.01%
Five Years	3.18%
Ten Years	10.07%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.98%
Five Years	3.15%
Since Inception	7.13%
Inception Date	Jan. 26, 2004
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.02%
Five Years	3.15%
Since Inception	3.00%
Inception Date	Mar. 30, 2007
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.03%
Since Inception	7.66%
Inception Date	Dec. 15, 2010
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.99%
Five Years	3.15%
Ten Years	10.02%
Inception Date	Nov. 12, 2001
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.91%
Five Years	4.12%
Since Inception	4.41%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	4.26%
Since Inception	4.44%
Inception Date	Aug. 17, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.02%
Since Inception	20.73%
Inception Date	Sep. 27, 2011
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.52%
Five Years	5.17%
Ten Years	11.02%
Inception Date	May 21, 1998
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.68%
Five Years	5.35%
Ten Years	11.20%
Inception Date	May 24, 2000
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.67%
Five Years	5.31%
Since Inception	7.09%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.66%
Since Inception	20.91%
Inception Date	Sep. 27, 2011
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.04%
Five Years	4.98%
Ten Years	10.83%
Inception Date	Oct. 03, 1960
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.24%
Five Years	5.12%
Ten Years	10.96%
Inception Date	Nov. 13, 2000
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.26%
Five Years	5.17%
Ten Years	11.01%
Inception Date	Jul. 07, 1997
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	5.13%
Since Inception	6.88%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.25%
Five Years	5.12%
Since Inception	4.29%
Inception Date	Dec. 15, 2006
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.29%
Since Inception	7.60%
Inception Date	Dec. 17, 2010
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.56%
Five Years	4.66%
Ten Years	9.61%
Inception Date	May 21, 1998
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.78%
Five Years	4.84%
Ten Years	9.78%
Inception Date	Dec. 07, 1999
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.78%
Five Years	4.80%
Since Inception	6.47%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.77%
Since Inception	23.68%
Inception Date	Sep. 27, 2011
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.25%
Five Years	2.18%
Ten Years	7.83%
Inception Date	Apr. 27, 1992
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.29%
Ten Years	7.93%
Inception Date	Nov. 13, 2000
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	2.31%
Ten Years	7.96%
Inception Date	Jul. 07, 1997
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.41%
Five Years	2.29%
Ten Years	7.94%
Inception Date	May 24, 2001
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.39%
Five Years	2.29%
Since Inception	4.08%
Inception Date	Sep. 01, 2006
Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.00%
Five Years	0.32%
Ten Years	7.33%
Inception Date	Nov. 02, 1992
Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.18%
Five Years	0.46%
Ten Years	7.45%
Inception Date	Nov. 13, 2000
Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.20%
Five Years	0.49%
Ten Years	7.49%
Inception Date	Jul. 02, 1998
Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.19%
Five Years	0.46%
Since Inception	4.62%
Inception Date	Jan. 26, 2004
Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.18%
Five Years	0.45%
Since Inception	(1.20%)
Inception Date	Jun. 04, 2007
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.99%
Five Years	3.84%
Ten Years	10.34%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.14%
Five Years	3.99%
Ten Years	10.50%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.12%
Five Years	3.97%
Ten Years	10.46%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.12%
Five Years	3.97%
Since Inception	5.22%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.65%
Five Years	2.99%
Ten Years	7.20%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.77%
Five Years	3.14%
Ten Years	7.34%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.77%
Five Years	3.11%
Since Inception	4.94%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.75%
Five Years	3.11%
Since Inception	3.21%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.59%
Five Years	1.47%
Since Inception	4.76%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.74%
Five Years	1.61%
Since Inception	4.66%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.71%
Five Years	1.59%
Since Inception	4.74%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.70%
Five Years	1.59%
Since Inception	1.81%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.72%
Five Years	1.54%
Since Inception	5.23%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.82%
Five Years	1.66%
Since Inception	5.10%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.55%
Five Years	2.78%
Ten Years	9.67%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.73%
Five Years	2.92%
Ten Years	9.81%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.70%
Five Years	2.89%
Since Inception	6.88%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.74%
Five Years	2.90%
Since Inception	2.74%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.54%
Five Years	3.74%
Since Inception	4.03%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.64%
Five Years	3.86%
Since Inception	4.04%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	5.06%
Ten Years	10.94%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	5.20%
Ten Years	11.09%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.44%
Five Years	5.17%
Since Inception	6.98%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.64%
Five Years	4.68%
Ten Years	10.55%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.82%
Five Years	4.82%
Ten Years	10.70%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.78%
Five Years	4.79%
Since Inception	6.57%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.81%
Five Years	4.79%
Since Inception	3.93%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.98%
Five Years	4.19%
Ten Years	9.14%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.15%
Five Years	4.33%
Ten Years	9.29%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.15%
Five Years	4.30%
Since Inception	5.98%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.90%
Five Years	1.87%
Ten Years	7.54%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	1.98%
Ten Years	7.65%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.03%
Five Years	1.97%
Ten Years	7.63%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.01%
Five Years	1.97%
Since Inception	3.75%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.55%
Five Years	(0.09%)
Ten Years	6.91%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.72%
Five Years	0.05%
Ten Years	7.05%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.71%
Five Years	0.02%
Since Inception	4.19%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.70%
Five Years	0.01%
Since Inception	(1.64%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.19%
Five Years	3.42%
Ten Years	9.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.34%
Five Years	3.57%
Ten Years	9.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.33%
Five Years	3.54%
Ten Years	9.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.32%
Five Years	3.54%
Since Inception	4.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.29%
Five Years	2.68%
Ten Years	6.47%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.43%
Five Years	2.83%
Ten Years	6.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.42%
Five Years	2.80%
Since Inception	4.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.41%
Five Years	2.80%
Since Inception	2.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.81%
Five Years	1.46%
Since Inception	4.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.96%
Five Years	1.59%
Since Inception	4.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.94%
Five Years	1.57%
Since Inception	4.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.93%
Five Years	1.57%
Since Inception	1.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.40%
Five Years	1.36%
Since Inception	4.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.52%
Five Years	1.48%
Since Inception	4.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.52%
Five Years	2.51%
Ten Years	8.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.70%
Five Years	2.65%
Ten Years	8.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.67%
Five Years	2.62%
Since Inception	6.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.70%
Five Years	2.63%
Since Inception	2.50%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.68%
Five Years	3.42%
Since Inception	3.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.79%
Five Years	3.53%
Since Inception	3.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.56%
Five Years	4.41%
Ten Years	9.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.69%
Five Years	4.56%
Ten Years	10.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.68%
Five Years	4.53%
Since Inception	6.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.02%
Five Years	4.16%
Ten Years	9.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.19%
Five Years	4.31%
Ten Years	9.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.16%
Five Years	4.27%
Since Inception	5.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.18%
Five Years	4.27%
Since Inception	3.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.48%
Five Years	3.82%
Ten Years	8.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.65%
Five Years	3.96%
Ten Years	8.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.64%
Five Years	3.93%
Since Inception	5.47%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.02%
Five Years	1.80%
Ten Years	6.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.16%
Five Years	1.91%
Ten Years	6.99%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.15%
Five Years	1.90%
Ten Years	6.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.14%
Five Years	1.90%
Since Inception	3.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.33%
Five Years	0.21%
Ten Years	6.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.49%
Five Years	0.34%
Ten Years	6.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.48%
Five Years	0.32%
Since Inception	3.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.47%
Five Years	0.31%
Since Inception	(1.08%)
Based on Market Value | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.64%
Five Years	4.29%
Ten Years	10.73%
Based on Market Value | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.01%
Five Years	3.32%
Since Inception	5.12%
Based on Market Value | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.10%
Five Years	1.95%
Since Inception	5.05%
Based on Market Value | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.02%
Five Years	1.76%
Since Inception	5.20%
Based on Market Value | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.01%
Five Years	3.17%
Since Inception	7.14%
Based on Market Value | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	4.30%
Since Inception	4.44%
Based on Market Value | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.68%
Five Years	5.31%
Since Inception	7.09%
Based on Market Value | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.34%
Five Years	5.13%
Since Inception	6.89%
Based on Market Value | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.84%
Five Years	4.81%
Since Inception	6.48%
Based on Market Value | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.45%
Five Years	2.33%
Ten Years	7.94%
Based on Market Value | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.15%
Five Years	0.45%
Since Inception	4.62%
Russell 2000 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.35%
Five Years	3.56%
Ten Years	9.72%
Russell 2000 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.35%
Five Years	3.56%
Ten Years	9.72%
Russell 2000 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.35%
Five Years	3.56%
Ten Years	9.72%
S&P 500 Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.68%
Five Years	(0.15%)
Ten Years	7.20%
S&P 500 Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.68%
Five Years	(0.15%)
Ten Years	7.20%
S&P 500 Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.68%
Five Years	(0.15%)
Ten Years	7.20%
S&P 500 Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.61%
Five Years	3.39%
Ten Years	7.19%
S&P 500 Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.61%
Five Years	3.39%
Ten Years	7.19%
S&P 500 Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.61%
Five Years	3.39%
Ten Years	7.19%
S&P MidCap 400 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.88%
Five Years	5.15%
Ten Years	10.53%
S&P MidCap 400 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.88%
Five Years	5.15%
Ten Years	10.53%
S&P MidCap 400 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.88%
Five Years	5.15%
Ten Years	10.53%
S&P SmallCap 600 Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.56%
Five Years	5.51%
Ten Years	11.11%
S&P SmallCap 600 Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.56%
Five Years	5.51%
Ten Years	11.11%
S&P SmallCap 600 Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.21%
Five Years	4.72%
Ten Years	10.35%
S&P SmallCap 600 Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.21%
Five Years	4.72%
Ten Years	10.35%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.01%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.01%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.01%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Ten Years	7.42%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Ten Years	7.42%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Ten Years	7.42%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Ten Years	7.56%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Ten Years	7.56%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Ten Years	7.56%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Ten Years	11.02%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Ten Years	11.02%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Ten Years	11.02%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.80%
Five Years	4.74%
Ten Years	9.58%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.80%
Five Years	4.74%
Ten Years	9.58%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.57%
Five Years	5.17%
Ten Years	10.97%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.57%
Five Years	5.17%
Ten Years	10.97%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.43%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.43%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Since Inception	7.17%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Since Inception	3.03%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Since Inception	7.67%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.43%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Ten Years	7.25%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Ten Years	7.25%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Ten Years	7.25%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Since Inception	4.64%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.23%
Five Years	0.44%
Since Inception	(1.21%)
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Ten Years	7.82%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Ten Years	7.82%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Ten Years	7.82%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Since Inception	5.19%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.14%
Five Years	3.38%
Since Inception	3.48%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Ten Years	11.01%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Ten Years	11.01%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Ten Years	11.01%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Since Inception	6.80%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Since Inception	4.18%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Since Inception	7.50%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.80%
Five Years	4.74%
Ten Years	10.27%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.80%
Five Years	4.74%
Ten Years	10.27%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.80%
Five Years	4.74%
Since Inception	6.46%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.80%
Since Inception	23.70%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.57%
Five Years	5.17%
Ten Years	11.62%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.57%
Five Years	5.17%
Ten Years	11.62%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.57%
Five Years	5.17%
Since Inception	7.00%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.57%
Since Inception	20.81%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.18%
Five Years	1.95%
Since Inception	5.22%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.18%
Five Years	1.95%
Since Inception	4.98%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.18%
Five Years	1.95%
Since Inception	5.08%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.18%
Five Years	1.95%
Since Inception	2.17%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.18%
Five Years	1.95%
Since Inception	5.18%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.09%
Five Years	4.33%
Since Inception	4.59%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.09%
Five Years	4.33%
Since Inception	4.48%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.09%
Since Inception	20.80%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.03%
Five Years	1.82%
Since Inception	5.49%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.03%
Five Years	1.82%
Since Inception	5.24%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.03%
Since Inception	15.28%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	4.08%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.96%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.96%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.96%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.96%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	10.63%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	10.63%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	10.63%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	10.63%
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Five Years	4.09%
Since Inception	5.41%
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.45%
Since Inception	5.22%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.89%
Five Years	3.96%
Ten Years	10.86%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.89%
Five Years	3.96%
Ten Years	10.86%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.89%
Five Years	3.96%
Ten Years	10.86%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.89%
Five Years	3.96%
Ten Years	10.86%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%